LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leased Land | Non-current biological assets
Lease Liabilities
Capitalized interest	R$ 249,135	R$ 223,055